Short-Term Treasury Portfolio
SHORT-TERM TREASURY PORTFOLIO
Investment Objective
The Short-Term Treasury Portfolio seeks to earn high current income, consistent with safety and liquidity of principal.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Short-Term Treasury Portfolio
Maximum account start-up fee (one-time)	35.00

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Short-Term Treasury Portfolio
Management fees		1.19%
Other operating expenses
Total annual operating expenses		1.19%
Fee waiver	[1]	(0.50%)
Total annual operating expenses after fee waiver		0.69%
[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 7, 2012, effective through June 1, 2014, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio's average daily net assets. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Short-Term Treasury Portfolio	106	365	644	1,437

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio only invested in securities with maturities of one year or less, so portfolio turnover is not applicable.
Principal Investment Strategies
                 In pursuit of its investment objective, the Portfolio invests in debt obligations of the United States Treasury. At least 80% of its assets are invested in short-term U.S. Treasury bills and notes with maturities of less than thirteen months. The remainder may be invested in U.S. Treasury bonds having a remaining maturity of thirteen months or less. The Portfolio is not a money market fund and does not seek to maintain a stable price per share.

The Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by distributing its net investment income and net capital gains, if any, only once a year, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.
Principal Investment Risks
                 An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:
  Interest rate and related risks — changes in interest rates will affect the value of the Portfolio’s investments. Generally, prices of short-term U.S. Treasury securities fall when prevailing interest rates rise and rise when prevailing interest rates fall. The Portfolio’s yield will fluctuate as the short-term U.S. Treasury securities in the Portfolio’s portfolio mature and the proceeds are reinvested in securities with different interest rates. During periods of generally declining interest rates, such proceeds are reinvested at lower rates of interest or return. Due to a number of market influences, yields on short-term U.S. Treasury securities, as of the date of this Prospectus, are currently near historical lows.

Performance
                 The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with a broad-based market index. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
Short-Term Treasury Portfolio Annual Total Returns Years Ended December 31

                 The year-to-date return through the calendar quarter ended March 31, 2013 was -.14%.

                 Highest/lowest quarterly return during the period shown:

Highest                                            1.39%            (calendar quarter ended March 31, 2005).
Lowest -.17% (calendar quarter ended March 31, 2012).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Short-Term Treasury Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	(0.59%)	(0.17%)	1.00%
Return After Taxes on Distributions	(0.59%)	(0.39%)	0.69%
Return After Taxes on Distributions and Sale of Portfolio Shares	(0.38%)	(0.27%)	0.70%
Citigroup 3-Month U.S. Treasury Bill Index (Reflects no deductions for fees, expenses or taxes)	0.07%	0.45%	1.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").